American Century Mutual Funds, Inc. Prospectus Supplement Capital Value Fund
Supplement dated August 1, 2015 ■ Prospectus dated March 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds for A Class shares)	None	None	None¹
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A
Management Fee	1.10%	0.90%	1.10%
Distribution and Service (12b-1) Fees	None	None	0.25%
Other Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.10%	0.90%	1.35%
Fee Waiver[2]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Waiver	1.00%	0.80%	1.25%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]
Effective August 1, 2015, the advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Investor Class	$102	$334	$591	$1,326
Institutional Class	$82	$271	$483	$1,093
A Class	$695	$964	$1,258	$2,092

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86606   1508

American Century Mutual Funds, Inc. Prospectus Supplement New Opportunities Fund
Supplement dated August 1, 2015 ■ Prospectus dated March 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	2.00%	2.00%	None	None	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	1.50%	1.30%	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.51%	1.31%	1.76%	2.51%	2.01%
Fee Waiver[2]	0.15%	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Waiver	1.36%	1.16%	1.61%	2.36%	1.86%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]
Effective August 1, 2015, the advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Investor Class	$139	$454	$802	$1,780
Institutional Class	$118	$392	$696	$1,557
A Class	$730	$1,076	$1,454	$2,508
C Class	$240	$760	$1,315	$2,823
R Class	$189	$608	$1,061	$2,315

©2015 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-86607   1508